Loans	12 Months Ended
Dec. 31, 2013
Loans [Abstract]
Loans

Note 5—Loans

The following table presents the company’s composition of loans, net of capitalized origination costs and unearned income, in dollar amounts and as a percentage of total loans, as of the dates stated:

	December 31, 2013		December 31, 2012
	Amount	Percent of Total	Amount	Percent of Total
Commercial and industrial	$246,324	45.75%	$203,880	53.11%
Commercial real estate	172,711	32.08%	150,796	39.28%
Residential real estate	22,004	4.09%	24,291	6.33%
Consumer	3,191	0.59%	4,886	1.27%
Guaranteed student loans	94,028	17.46%	-	0.00%
Overdrafts	184	0.03%	28	0.01%
Loans held for investment	$538,442	100.00%	$383,881	100.00%
Allowance for loan and lease losses	(5,305)		(4,875)
Loans held for investment, net of allowance	533,137		379,006
Loans held for sale	3,363		80,867
Total loans	$536,500		$459,873

Total loans include unearned fees, net of capitalized origination costs, of $244 thousand and $245 thousand, respectively, for the years ended December 31, 2013 and 2012. As of December 31, 2013, $213.1 million of loans were pledged as collateral for borrowing capacity.

During the third quarter of 2013, the company began purchasing guaranteed student loans, which were originated under the Federal Family Education Loan Program (“FFELP”), authorized by the Higher Education Act of 1965, as amended. Pursuant to the FFELP, these student loans are substantially guaranteed by a guaranty agency and reinsured by the U.S. Department of Education. The purchased loans were also part of the Federal Rehabilitated Loan Program, under which borrowers under defaulted loans have the one-time opportunity to bring their loans current. These loans, which are then owned by an agency guarantor are brought current and sold to approved lenders.

As of December 31, 2013, the company had $94.0 million of guaranteed student loans recorded as loans held for investment on its consolidated balance sheet. This balance includes premium and acquisition costs of $2.6 million and $1.4 million, respectively, which are amortized into interest income on the effective interest method. The guaranteed student loans carry an approximate 98% federal government guaranty of principal and accrued interest.

The following tables present the company’s loans held for investment by regulatory risk ratings classification and by loan type as of the dates stated. As defined by the Federal Reserve and adopted by the company, “special mention” loans are defined as having potential weaknesses that deserve management’s close attention; “substandard” loans are inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged, if any; and “doubtful” loans have all the weaknesses inherent in substandard loans, with the added characteristic that the weaknesses make collection in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable. Loans not categorized as special mention, substandard or doubtful are classified as “pass.” The company’s risk ratings, which are assigned to loans, are embedded within these categories.

	December 31, 2013
	Pass	Special Mention	Substandard	Doubtful	Total Loans
Commercial and industrial	$238,655	$1,990	$5,679	$-	$246,324
Commercial real estate	166,398	2,366	3,947	-	172,711
Residential real estate	21,014	132	858	-	22,004
Consumer	2,849	-	342	-	3,191
Guaranteed student loans	94,028	-	-	-	94,028
Overdrafts	184	-	-	-	184
Total loans	$523,128	$4,488	$10,826	$-	$538,442

	December 31, 2012
	Pass	Special Mention	Substandard	Doubtful	Total Loans
Commercial and industrial	$196,004	$4,813	$3,063	$-	$203,880
Commercial real estate	139,206	6,407	5,183	-	150,796
Residential real estate	23,282	87	922	-	24,291
Consumer	4,466	154	266	-	4,886
Overdrafts	28	-	-	-	28
Total loans	$362,986	$11,461	$9,434	$-	$383,881

The following table presents the allowance for loan and lease loss activity, by loan category, as of the dates stated:

	December 31, 2013		December 31, 2012
Balance at beginning of period	$4,875		$4,280
Charge-offs:
Commercial and industrial	51		51
Commercial real estate	815		1,127
Residential real estate	52		-
Consumer	16		2
Guaranteed student loans	-		-
Overdrafts	9		9
Total charge-offs	943		1,189
Recoveries:
Commercial and industrial	-		-
Commercial real estate	-		20
Residential real estate	-		-
Consumer	-		3
Guaranteed student loans	-		-
Overdrafts	2		1
Total recoveries	2		24
Net charge-offs	941		1,165
Provision for loan and lease losses	1,486		1,819
Amount for unfunded commitments	(115)		(59)
Balance at end of period	$5,305	-	4,875

The following tables present the allowance for loan and lease losses, with the amount independently and collectively evaluated for impairment, and loan balances, by loan type, as of the dates stated:

	December 31, 2013
		Individually Evaluated	Collectively Evaluated
	Total Amount	for Impairment	for Impairment
Allowance for loan losses applicable to:
Commercial and industrial	$2,148	$292	$1,856
Commercial real estate	2,756	298	2,458
Residential real estate	194	10	184
Consumer	12	-	12
Guaranteed student loans	195	-	195
Total allowance for loan and lease losses	$5,305	$600	$4,705
Loan balances applicable to:
Commercial and industrial	$246,324	$5,526	$240,798
Commercial real estate	172,711	4,875	167,836
Residential real estate	22,004	632	21,372
Consumer	3,375	8	3,367
Guaranteed student loans	94,028	-	94,028
Total loans	$538,442	$11,041	$527,401

	December 31, 2012
		Individually Evaluated	Collectively Evaluated
	Total Amount	for Impairment	for Impairment
Allowance for loan losses applicable to:
Commercial and industrial	$1,523	$296	$1,227
Commercial real estate	3,086	782	2,304
Residential real estate	245	32	213
Consumer	21	16	5
Total allowance for loan and lease losses	$4,875	$1,126	$3,749
Loan balances applicable to:
Commercial and industrial	$203,880	$3,803	$200,077
Commercial real estate	150,796	8,590	142,206
Residential real estate	24,291	560	23,731
Consumer	4,914	72	4,842
Total loans	$383,881	$13,025	$370,856

The company’s allowance for loan and lease losses related to guaranteed student loans is based on historical default rates for similar types of loans applied to the portion of carrying value in these loans that is not subject to federal guaranty.

The following tables present loans that were individually evaluated for impairment, by loan type, as of the date stated. The table presents those loans with and without an allowance, and various additional data, for the periods stated.

	December 31, 2013
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial and industrial	$3,413	$4,484	$-	$3,342	$159
Commercial real estate	2,075	3,002	-	2,719	-
Residential real estate	444	474	-	447	8
Consumer	8	8	-	10	1
With an allowance recorded:
Commercial and industrial	2,113	2,194	292	2,220	50
Commercial real estate	2,800	3,085	298	2,934	197
Residential real estate	188	198	10	190	2
Consumer	-	-	-	-	-
Total loans individually evaluated for impairment	$11,041	$13,445	$600	$11,862	$417

	December 31, 2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial and industrial	$1,202	$2,220	$-	$1,178	$48
Commercial real estate	2,897	5,029	-	3,724	115
Residential real estate	120	140	-	121	11
Consumer	2	12	-	4	1
With an allowance recorded:
Commercial and industrial	2,601	2,680	296	2,665	116
Commercial real estate	5,693	6,663	782	5,613	343
Residential real estate	440	457	32	278	8
Consumer	70	60	16	77	5
Total loans individually evaluated for impairment	$13,025	$17,261	$1,126	$13,660	$647

Pursuant to the merger with First Bankshares, the acquired loans were adjusted to estimated fair value with a discount of $7.6 million. As of July 29, 2011, the loans acquired in the Paragon Transaction and the VBB Acquisition were also adjusted to estimated fair values by recording a discount of $1.8 million and $14.0 million, respectively. The allowance for loan and lease losses does not include the remaining fair value adjustments (discounts) recorded as a result of these acquisitions.

Of the $14.0 million discount recorded on the VBB Acquisition, $12.7 million was related to $40.2 million of purchased credit-impaired loans. The remaining fair value adjustment on the purchased credit-impaired loans, as of December 31, 2013, was $2.9 million. The carrying value  of purchased impaired loans, as of December 31, 2013, was approximately $9.9 million, which is net of any impairment charges recorded subsequent to acquisition.

For acquired credit-impaired loans, the excess of cash flows expected to be collected over the estimated fair value of purchased credit-impaired loans is referred to as the accretable yield and accreted into interest income over the remaining life of the loan using the effective yield method. The difference between contractually required payments due and the cash flows expected to be collected, on an undiscounted basis, is referred to as the nonaccretable difference. As of December 31, 2013 and 2012, the company had $904 thousand and $1.2 million, respectively, of nonaccretable difference related to the credit-impaired loans acquired in the VBB Acquisition.

During 2013, as a result of the periodic re-evaluation of expected cash flows, the company recorded impairment charges of $191 thousand due to deterioration in the timing and/or amount of cash flows of certain purchased credit-impaired loans. This charge is reported as a provision for loan and lease losses in the consolidated statements of operations. As of December 31, 2013, the company had $392 thousand in its allowance for loan and lease losses related to these loans. If upon remeasurement in a future period, a loan for which an impairment charge has been taken is expected to have cash flows that have improved from those previously determined, some portion of the impairment could be reversed.

The following table presents the accretion activity related to acquired loans as of the dates stated:

	December 31, 2013	December 31, 2012
Balance at beginning of period	$8,133	$14,007
Accretion (1)	(2,644)	(3,335)
Disposals (2)	(1,048)	(2,539)
Balance at end of period	$4,441	$8,133
_______________________
(1) Accretion amounts are reported in interest income.

(2) Disposals represent the reduction of purchase accounting adjustments due to the resolution of acquired loans at amounts less than the contractually-owed receivable. Of the 2013 amount, $85 thousand relates to loans reclassified as OREO.

The following tables present the age analysis of loans past due as of the dates stated:

	December 31, 2013
	30-89 days	90+ days	Total
	Past Due	Past Due	Past Due
Commercial and industrial	$1,034	$781	$1,815
Commercial real estate	-	17	17
Residential real estate	228	385	613
Consumer	4	-	4
Guaranteed student loans	43,875	-	43,875
Total	$45,141	$1,183	$46,324

	December 31, 2012
	30-89 days	90+ days	Total
	Past Due	Past Due	Past Due
Commercial and industrial	$1,592	$1,657	$3,249
Commercial real estate	1,762	2,256	4,018
Residential real estate	-	74	74
Consumer	3	-	3
Total	$3,357	$3,987	$7,344

Guaranteed student loans comprise $43.9 million of the total amounts that are past due 30-89 days as of December 31, 2013. These loans are nearly 98% guaranteed as to principal and interest. Pursuant to the guaranty, the company may make a claim for payment on a loan after a period of 270 days during which no payment has been made on the loan.

The following table presents nonaccrual loans and OREO as of the dates stated. A loan is considered nonaccrual if it is 90 days or greater past due as to principal or interest or when there is serious doubt as to collectability, unless the estimated net realizable value of collateral is sufficient to assure collection of both principal and interest and the loan is in the process of collection.

	December 31, 2013	December 31, 2012
Commercial and industrial	$2,386	$1,847
Commercial real estate	883	3,148
Residential real estate	553	74
Consumer	-	-
Total nonaccrual loans	$3,822	$5,069
Other real estate owned	199	276
Total nonperforming assets	$4,021	$5,345

In accordance with Accounting Standards Update (“ASU”) No. 2011-02, “Receivables: A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring,” the company assesses all restructurings for potential identification as troubled debt restructurings (“TDRs”). A modification of a loan’s terms constitutes a TDR if the creditor grants a concession to the borrower for economic or legal reasons related to the borrower’s financial difficulties that it would not otherwise consider. Modifications of terms for loans that are included as TDRs may involve either an increase or reduction of the interest rate, extension of the term of the loan, or deferral of principal payments, regardless of the period of the modification.

For loans classified as TDRs, the company further evaluates the loans as performing or nonperforming. If at the time of restructure the loan is on accrual status, it will be classified as performing and will continue to be classified as performing as long as the borrower continues making payments in accordance with the restructured terms. A modified loan will be classified as nonaccrual if the loan becomes 90 days delinquent. TDRs originally considered nonaccrual will be classified as nonperforming, but may be classified as performing TDRs if subsequent to restructure the loan experiences payment performance according to the restructured terms for a consecutive six-month period.

The following table presents performing and nonperforming loans identified as TDRs, by loan type, as of the dates stated:

	December 31, 2013	December 31, 2012
Performing:
Commercial and industrial	$1,030	$-
Commercial real estate	908	-
Residential real estate	-	123
Consumer	-	-
Total performing TDRs	$1,938	$123
Nonperforming:
Commercial and industrial	$1,940	$1,439
Commercial real estate	17	411
Residential real estate	120	-
Consumer	-	-
Total nonperforming TDRs	$2,077	$1,850
Total TDRs	$4,015	$1,973

The following tables present loans classified as TDRs, including the type of modification, number of loans and loan type, as of the dates stated:

	December 31, 2013
	Number of Loans Modified	Rate Modification (1)	Term Extension and/or Other Concessions	Total
Commercial and industrial	8	$1,159	$1,812	$2,971
Commercial real estate	3	908	17	925
Residential real estate	1	-	119	119
Consumer	-	-	-	-
Total TDRs	12	$2,067	$1,948	$4,015
___________________
(1) Restructured loans that had a modification of the loan's contractual interest rate may also have had an extension of the loan's contractual maturity date.

	December 31, 2012
	Number of Loans Modified	Rate Modification (1)	Term Extension and/or Other Concessions	Total
Commercial and industrial	3	$657	$782	$1,439
Commercial real estate	7	411	-	411
Residential real estate	1	-	123	123
Consumer	-	-	-	-
Total TDRs	11	$1,068	$905	$1,973
___________________
(1) Restructured loans that had a modification of the loan's contractual interest rate may also have had an extension of the loan's contractual maturity date.

During the period ended December 31, 2013, the company identified eight loans as TDRs, which totaled $2.5 million and are included in the tables above. During the period ended December 31, 2013, two loans totaling $137 thousand have not complied with the terms of the restructuring.